Cover	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Eagle Pharmaceuticals, Inc., or the Company, on January 9, 2022, or the Original Form 8-K. The Original Form 8-K furnished the Company's presentation, or the Original Presentation, of its business, products and product candidates, which the Company will use at its previously announced presentation at the 41st Annual J.P. Morgan Healthcare Conference in San Francisco, California, being held January 9-12, 2023, and from time to time in meetings with investors. On January 10, 2023, the Company reissued the presentation, or the Updated Presentation, to correct certain figures reflected in the reconciliation tables included on slide 14 of the Original Presentation due to administrative errors. The other information disclosed in the Original Presentation and Original Form 8-K is unchanged.
Document Period End Date	Jan. 09, 2023
Entity File Number	001-36306
Entity Registrant Name	Eagle Pharmaceuticals, Inc.
Entity Central Index Key	0000827871
Entity Tax Identification Number	20-8179278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Tice Boulevard
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	201
Local Phone Number	326-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $0.001 per share)
Trading Symbol	EGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false